Annual Fund Operating Expenses - Nasdaq-100 Index	May 01, 2021
Fund Shares
Operating Expenses:
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.44%
Fee Waiver/ Reimbursement from Adviser	none
Total Annual Fund Operating Expenses after Reimbursement
Inst. Shares
Operating Expenses:
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.47%
Fee Waiver/ Reimbursement from Adviser	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement
Class A
Operating Expenses:
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	46.54%
Total Annual Fund Operating Expenses	46.99%
Fee Waiver/ Reimbursement from Adviser	(46.29%)
Total Annual Fund Operating Expenses after Reimbursement
Class C
Operating Expenses:
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	19.73%
Total Annual Fund Operating Expenses	20.93%
Fee Waiver/ Reimbursement from Adviser	(19.48%)
Total Annual Fund Operating Expenses after Reimbursement
R6 Shares
Operating Expenses:
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.31%
Fee Waiver/ Reimbursement from Adviser	none
Total Annual Fund Operating Expenses after Reimbursement